AUGUST 1,2000


Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, NW
Washington, D.C. 20549

							Re: Form 13F Filed on Behalf
						  	      of Howard P. Berkowitz
							      File No. 28-286
Gentlemen:

In accordance with Rule 13f-1 under the Securities and Exchange Act of 1934, enclosed please find Form 13F filed on behalf of Howard P. Berkowitz for the quarter ended March 31, 2000.

Kindly acknowledge receipt by e-mail to carl@hpbassoc.com.


Very truly yours,

/s/ Carl J. Bennett

Carl J. Bennett






UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM 13F

INFORMATION REQUIRED OF INSTITUTIONAL INVESTMENT MANAGERS PURSUANT
TO SECTION 13(f) OF THE SECURITIES EXCHANGE ACT OF 1934 AND RULES THEREUNDER

Report for the Calendar Year or Quarter Ended June 30, 2000



If amended report check here:

Howard P. Berkowitz
Name of Institutional Investment Manager

C/o HPB Associates, L.P., 65 EAST 55TH STREET, NY, NY 10022
Business Address			(Street)		(City)		(State)		(Zip)

Howard P. Berkowitz, Managing Partner
Name, Phone No., and Title of person Duly Authorized to Submit This report.

ATTENTION
Intentional misstatements or omissions of facts constitute Federal Criminal Violations.
See 18 U.S.C. 1001 and 15 U.S.C. 78ff(a).

The institutional investment manager submitting this Form and its attachments and the person by whom it is signed represent hereby that all information contained therein is true, correct and complete. It is understood that all required items, statements and schedules are considered integral parts of this form and that the submission of any amendment represents that all unamended items, statements and schedules remain true, correct and complete as previously submitted.

Pursuant to the requirements of Securities Exchange Act of 1934, the undersigned institutional investment manager has caused this report to be signed on its behalf in the City of New York and State of New York on the 1st day of August, 2000.


Howard P Berkowitz
(Name of Institutional investment Manager)

/s/ Howard P. Berkowitz

(Manual Signature of Person Duly Authorized to Submit this Report)

Name and 13F file numbers of ALL Institutional Investment Managers with respect to which this schedule is filled (other than the one filing this report):
(List in alphabetical order).

13F File Numbers will be assigned to Institutional Investment Managers after they file their first report.

Name:                                                13F File No.: Name:
1.
2.

                                                              FORM 13F

Name of Reporting Manager: Howard P. Berkowitz

                                                             Item 5:         Item 6:                              Item 8:
            Item 1:        Item 2:     Item 3:    Item4:    Shares of  Investment Discretion    Item 7: Voting Authority (Shares)
        Name of Issuer    Title of      CUSIP   Fair Market  Principal      (b) Shared-         Managers
                           CLASS        Number     Value      Amount  (a)Sole As Defined(c)Shared SeeInstr(a)Sole(b)Shared(c)None
                                                                               in Instr. V Other

AUTONATION INC               COM    05329W 10 2     327,700    46,400      X                                 46,400
BAKER HUGHES INC             COM    057224 10 7   1,600,000    50,000      X                                 50,000
BURLINGTON RES INC           COM    122014 10 3   1,530,000    40,000      X                                 40,000
BURLINGTON RES INC           COM    122014 10 3     765,000    20,000(c)   X                                 20,000(c)
CASTLE & COOKE INC NEW       COM    148433 10 5   1,931,250   100,000      X                                100,000
COASTCAST CORP               COM    19057T 10 8   3,558,488   201,900      X                                201,900
DIAMOND OFFSHORE DRILLING INCCOM    25271C 10 2     702,500    20,000      X                                 20,000
INDEPENDENT ENERGY HLDGS PLC ADR    45384X 10 8   1,039,063   125,000      X                                125,000
INSURANCE AUTO AUCTIONS INC  COM    457875 10 2     424,613    20,100      X                                 20,100
LABRANCHE & CO INC           COM    505447 10 2     327,750    22,800      X                                 22,800
MAXXAM INC                   COM    577913 10 6     532,500    30,000      X                                 30,000
MEAD CORP                    COM    582834 10 7     631,250    25,000      X                                 25,000
NABORS INDS INC              COM    629568 10 6   1,246,875    30,000      X                                 30,000
OCEAN ENERGY INC TEX         COM    67481E 10 6     212,813    15,000      X                                 15,000
PAGING NETWORK INC           COM    695542 10 0      53,551    74,500      X                                 74,500
RELIASTAR FINL CORP          COM    75952U 10 3   4,299,875    82,000      X                                 82,000
SANTA FE INTL CORP           ORD    G7805C 10 8   1,397,500    40,000      X                                 40,000
SOMNUS MED TECHNOLOGIES INC  COM    835397 10 0   2,920,001    778,667     X                                778,667
TEXACO INC                   COM    881694 10 3   1,331,250    25,000(c)   X                                 25,000(c)
TULARIK INC                  COM    899165 10 4   1,622,500    55,000      X                                 55,000
VENTAS INC                   COM    92276F 10 0   3,984,375 1,250,000      X                              1,250,000


                TOTAL                            30,438,852
